SCHEDULE OF RECONCILIATION EFFECTIVE TAX (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Tax Disclosure [Abstract]
Income tax expense computed based on PRC statutory rate	$ (2,171,731)	$ 59,567	$ 485,121
Effect of rate differential for Hong Kong and other outside PRC entities	408,161	(223,665)	(173,905)
Effect of PRC preferential tax rate	316,913	100,210	(117,514)
Change in valuation allowance	872,870	444,323	(223,729)
Surcharge on unpaid income tax			669,650
Income tax payable reserved	(567,342)	(3,163,806)
Permanent difference	(83,745)	5,503	30,030
Refund of prior years’ tax	(2,575)		(28,193)
Effective tax	$ (1,227,449)	$ (2,777,868)	$ 641,460